NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Stock-Based Compensation) (Details) - USD ($)			1 Months Ended					12 Months Ended
	Jul. 02, 2016	Mar. 31, 2010	Oct. 24, 2016	Jul. 31, 2015	Jun. 30, 2015	Jun. 30, 2013	Apr. 30, 2010	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2016	Jun. 30, 2012	Sep. 30, 2008	Jan. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 434,687	$ 1,356,286
Unrecognized compensation expense								$ 198,542
Shares authorized						15,000,000					4,500,000	3,500,000	1,500,000
Minimum percentage of fair market price for an exercise price, exceeding benchmark ownership percentage								110.00%
Percentage of ownership of outstanding stock, benchmark								10.00%
Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 416,586	$ 1,030,568
Options granted								301,000	367,500
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 18,101	$ 325,718
Director [Member] | Employee Options and Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense										$ 198,236
Options granted	680,000		5,000	580,000	30,000
Vesting period			3 years	1 year	3 years
Term	10 years		10 years	10 years	10 years
Initial Grant [Member] | Chairman of the Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						50,000
Initial Grant [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						30,000
Initial Grant [Member] | Chair of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						10,000
Initial Grant [Member] | Member of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						5,000
Annual Grant [Member] | Chairman of the Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						70,000
Annual Grant [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		20,000				100,000	50,000
Annual Grant [Member] | Chair of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						20,000
Annual Grant [Member] | Member of a Committee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						10,000